FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 1,221,000,000	$ 2,238,000,000
Accounts payable and accrued liabilities	2,714,000,000	3,033,000,000
Long-term debt	18,201,000,000	15,967,000,000	$ 14,290,000,000
Lease liabilities	1,835,000,000	1,725,000,000	1,545,000,000
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	109,000,000
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	12,000,000	29,000,000
Bond forwards | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0	$ 87,000,000
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	1,221,000,000	2,238,000,000
Short-term borrowings, undiscounted cash flows	1,221,000,000	2,238,000,000
Accounts payable and accrued liabilities	2,714,000,000	3,033,000,000
Accounts payable and accrued liabilities, undiscounted cash flows	2,714,000,000	3,033,000,000
Long-term debt	18,201,000,000	15,967,000,000
Long-term debt, undiscounted cash flows	18,373,000,000	16,130,000,000
Lease liabilities	1,835,000,000	1,725,000,000
Lease liabilities, undiscounted cash flows	2,353,000,000	2,220,000,000
Other long-term financial liabilities	22,000,000	26,000,000
Other long-term financial liabilities, undiscounted cash flows	22,000,000	26,000,000
Net carrying amount of derivatives (asset)	(1,011,000,000)	(1,439,000,000)
Financial liabilities	22,982,000,000	21,550,000,000
Financial liabilities, undiscounted cash flows	24,183,000,000	22,745,000,000
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	1,221,000,000	2,238,000,000
Accounts payable and accrued liabilities, undiscounted cash flows	2,714,000,000	3,033,000,000
Long-term debt, undiscounted cash flows	1,450,000,000	0
Lease liabilities, undiscounted cash flows	278,000,000	230,000,000
Other long-term financial liabilities, undiscounted cash flows	0	0
Financial liabilities, undiscounted cash flows	5,729,000,000	5,476,000,000
Net interest payments	747,000,000	735,000,000
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	3,274,000,000	2,050,000,000
Lease liabilities, undiscounted cash flows	647,000,000	413,000,000
Other long-term financial liabilities, undiscounted cash flows	14,000,000	12,000,000
Financial liabilities, undiscounted cash flows	3,706,000,000	2,475,000,000
Net interest payments	1,322,000,000	1,299,000,000
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	1,490,000,000	2,353,000,000
Lease liabilities, undiscounted cash flows	300,000,000	326,000,000
Other long-term financial liabilities, undiscounted cash flows	2,000,000	7,000,000
Financial liabilities, undiscounted cash flows	1,838,000,000	2,325,000,000
Net interest payments	1,167,000,000	1,121,000,000
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	12,159,000,000	11,727,000,000
Lease liabilities, undiscounted cash flows	1,128,000,000	1,251,000,000
Other long-term financial liabilities, undiscounted cash flows	6,000,000	7,000,000
Financial liabilities, undiscounted cash flows	12,910,000,000	12,469,000,000
Net interest payments	8,331,000,000	8,763,000,000
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	2,134,000,000	1,287,000,000
Net carrying amount of derivatives (asset)	(2,024,000,000)	(1,286,000,000)
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,305,000,000	1,248,000,000
Net carrying amount of derivatives (asset)	(1,222,000,000)	(1,247,000,000)
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	829,000,000	39,000,000
Net carrying amount of derivatives (asset)	(802,000,000)	(39,000,000)
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(34,000,000)	(55,000,000)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(34,000,000)	(55,000,000)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	585,000,000	1,622,000,000
Net carrying amount of derivatives (asset)	(573,000,000)	(1,593,000,000)
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	585,000,000	1,622,000,000
Net carrying amount of derivatives (asset)	(573,000,000)	(1,593,000,000)
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	11,114,000,000	9,903,000,000
Net carrying amount of derivatives (asset)	(11,702,000,000)	(10,780,000,000)
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	86,000,000	0
Net carrying amount of derivatives (asset)	(81,000,000)	0
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,516,000,000	0
Net carrying amount of derivatives (asset)	(2,772,000,000)	0
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	937,000,000	1,392,000,000
Net carrying amount of derivatives (asset)	(891,000,000)	(1,753,000,000)
Liquidity risk | Debt derivatives | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	7,575,000,000	8,511,000,000
Net carrying amount of derivatives (asset)	$ (7,958,000,000)	(9,027,000,000)
Liquidity risk | Bond forwards
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		0
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Bond forwards | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Bond forwards | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Bond forwards | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Bond forwards | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		$ 0